DEBT (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
DEBT
Interest Rate	8.20%	7.80%
Interest Rate	12.50%	12.50%
Net Of Deferred Financing Costs	$ 1,669	$ 1,875